Accounts Payable and Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and other accrued liabilities	$ 7,323		$ 9,561
Accrued employee expenses	13,859	$ 7,760	24,074
Accounts payable and accrued expenses	21,182	$ 16,553	33,635
Accrued bonuses	2,600		$ 9,900
Decrease in bonuses accruals	5,900
Severance costs	3,600
Decrease in other employee bonuses	$ 600